Customer Deposits (Tables)	12 Months Ended
Dec. 31, 2018
Deposits From Customers [Abstract]
Summary of Customer Deposits Segregation	Customer deposits are segregated as follows:

	As at December 31,
In thousands of U.S. Dollars	2018	2017
Cash - customer deposits	328,223	227,098
Current investments - customer deposits (note 13)	103,153	122,668
Total	431,376	349,766
Customer deposits liability	423,739	349,766